INVESTMENT IN AN ASSOCIATE	12 Months Ended
Dec. 31, 2022
INVESTMENT IN AN ASSOCIATE

6 INVESTMENT IN AN ASSOCIATE

On January 20, 2020, the Company entered into an Investment Agreement with third parties to acquire 20% of the equity interests in Landmark Medical Centre Sdn Bhd (“LMC”) at a cash consideration of RM1.5 million (approximately S$489,211). The transaction was completed on September 6, 2021.

The Group’s investment in the associate is summarized below:

	2021	2022
	S$	S$
Beginning of financial year	-	272,970
Additions	489,211	-
Share of post-acquisition profit/(loss)	2,719	(33,546)
Impairment of investment in an associate	(215,297)	-
Currency realignment	(3,663)	-
End of financial year	272,970	239,424

Management has assessed the recoverable amount of the investment in associate calculation based on its VIU, using discounted cash flow forecasts covering a five-year period in which the management made judgements over certain key inputs in relation to cash flows, revenue growth rates and discount rate. It was concluded that the fair value less costs of disposal did not exceed the VIU. As a result of this analysis, an impairment loss of S$215,297 was recognized during the year ended December 31, 2021 and no impairment loss was recognized during the year ended December 31, 2022.

Key assumptions used to determine the value in use of the investment in associate are as follows:

%
Revenue growth rate	2.38 - 3.05
Discount rate	13.90

Name of entity	Principal activities	Country of business / incorporation	Group’s effective equity interest held
			2021	2022
			%	%
Landmark Medical Centre Sdn Bhd	Operations of private specialist hospital	Malaysia	20	20

The following table illustrates the summarized financial information of the Group’s material associate (and not the Group’s share of those amounts), adjusted for difference in accounting policies between the Group and the associate, if any.

	2021	2022
	S$	S$

Current assets	818,177	665,236
Non-current assets	800,979	776,520
Current liabilities	(56,776)	(66,938)
Non-current liabilities	(197,529)	(177,701)
Net assets of the associate	1,364,851	1,197,117

Revenue	746,074	784,495
Loss for the year	(35,264)	(167,734)

Reconciliation of the summarized financial information presented to the carrying amount of the Group’s investment in the associate is as follows:

	2021	2022
	S$	S$
Net assets	1,364,851	1,197,117

Group’s equity interest	20%	20%
Group share of net assets	272,970	239,424
Goodwill	215,297	-
Impairment of investment in an associate	(215,297)	-
Carrying value	272,970	239,424

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2020, 2021 and 2022